GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Roll Forward]
Goodwill at beginning of period			$ 513,312
Disposals			662
Impairment charge			(35,956)
Impairment of goodwill	$ 0	$ 0	(36,684)	$ 0
Foreign exchange impact			(6,537)
Goodwill at end of period	434,797		434,797
Tropical fruit
Goodwill [Roll Forward]
Goodwill at beginning of period			273,275
Impairment charge			0
Goodwill at end of period	273,275		273,275
Diversified Fresh Produce - EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period			151,276
Disposals			662
Foreign exchange impact			(6,235)
Goodwill at end of period	145,703		145,703
Diversified Fresh Produce - Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period			88,761
Impairment charge			(35,956)
Impairment of goodwill			(36,684)
Foreign exchange impact			(302)
Goodwill at end of period	$ 15,819		$ 15,819